Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings
(In thousands)	December 31, 2022	December 31, 2023
Current
Bank borrowings(i)	2,842	2,756
Other borrowings(ii)	34	2,541
Total	2,876	5,297
(i)	The Company’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 3.20% ~ 3.55% (2022: 4.00% ~ 5.55%) per annum, with a weighted average interest rate of 3.38% (2022: 4.86%) per annum.

Certain bank borrowings are guaranteed by certain of our directors, certain legal representative, certain subsidiary and other company as of December 31, 2022 and 2023.

(ii)	In March 2022, the Company entered into an eleven-month financing agreement with an independent third-party finance lease company amounting to US$194 thousand with equivalent equipment of the Company pledged. The interest rate is 5.6% per annum. The Company has fully repaid the amount and the balance is nil as of December 31, 2023.

In December 2023, the Company entered into two one-year financing agreement with two independent third-party financial institutes amounting to US$2,541 thousand with two patents pledged and certain director and subsidiaries guaranteed. The interest rate ranged from 4.9% to 4.96% per annum.